UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

Andrew Owen
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)


Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 2/28

Date of reporting period: 07/01/17 - 06/30/18


Item 1. Proxy Voting Record


======================== Wells Fargo Target Today Fund =========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of the following affiliated master portfolios: the Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio and Wells Fargo U.S. REIT Bond Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2018).


======================== Wells Fargo Target 2010 Fund ==========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of the following affiliated master portfolios: the Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio and Wells Fargo U.S. REIT Bond Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2018).


========================= Wells Fargo Target 2015 Fund =========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of the following affiliated master portfolios: the Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio and Wells Fargo U.S. REIT Bond Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2018).


========================= Wells Fargo Target 2020 Fund =========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of the following affiliated master portfolios: the Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio and Wells Fargo U.S. REIT Bond Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2018).


========================= Wells Fargo Target 2025 Fund =========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of the following affiliated master portfolios: the Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio and Wells Fargo U.S. REIT Bond Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2018).


========================= Wells Fargo Target 2030 Fund =========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of the following affiliated master portfolios: the Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio and Wells Fargo U.S. REIT Bond Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2018).


========================= Wells Fargo Target 2035 Fund =========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of the following affiliated master portfolios: the Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo High Yield Corporate Bond Portfolio and Wells Fargo Investment Grade Corporate Bond Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2018).


========================= Wells Fargo Target 2040 Fund =========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of the following affiliated master portfolios: the Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo High Yield Corporate Bond Portfolio and Wells Fargo Investment Grade Corporate Bond Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2018).


========================= Wells Fargo Target 2045 Fund =========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of the following affiliated master portfolios: the Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo High Yield Corporate Bond Portfolio and Wells Fargo Investment Grade Corporate Bond Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2018).


========================= Wells Fargo Target 2050 Fund =========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of the following affiliated master portfolios: the Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo High Yield Corporate Bond Portfolio and Wells Fargo Investment Grade Corporate Bond Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2018).


========================= Wells Fargo Target 2055 Fund =========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of the following affiliated master portfolios: the Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo High Yield Corporate Bond Portfolio and Wells Fargo Investment Grade Corporate Bond Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2018).


========================= Wells Fargo Target 2060 Fund =========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of the following affiliated master portfolios: the Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo High Yield Corporate Bond Portfolio and Wells Fargo Investment Grade Corporate Bond Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2018).


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.


WELLS FARGO FUNDS TRUST

BY: /S/ ANDREW OWEN
NAME: ANDREW OWEN
TITLE: PRESIDENT
DATE: August 21, 2018